Interest-Bearing Borrowings (Details) - CNY (¥)			1 Months Ended
	Jul. 07, 2021	Jul. 11, 2018	May 07, 2020	Mar. 29, 2019	Jan. 28, 2019	Dec. 17, 2018	Nov. 20, 2018	Dec. 31, 2021	Dec. 31, 2020	Jun. 07, 2018
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable
Interest rate								11.50%
Carrying value of collateral for repurchase agreements								¥ 64,640,192	¥ 604,635,376
Xiamen Asset Management Co Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount							¥ 499,999,800			¥ 499,521,447
Terms of transferred loans overdue							90 years
Amount of long-term funds obtained									77,474,002
Interest payable									603,354
Xiamen Asset Management Co Ltd [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate							9.20%
Xiamen Asset Management Co Ltd [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate							9.50%
Haide Asset Management Co Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount		¥ 200,000,000
Interest rate		10.00%
Terms of transferred loans overdue		90 days
Amount of long-term funds obtained									3,413,812
Interest payable									52,684
Suzhou Asset Management Co Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount						¥ 299,609,168
Interest rate						11.00%
Terms of transferred loans overdue						90 days
Amount of long-term funds obtained									17,068,259
Interest payable									169,747
Guangdong Yueke Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount	¥ 64,640,192			¥ 27,016,646	¥ 13,793,897
Interest rate				13.20%	13.20%
Terms of transferred loans overdue	1 year
Amount of long-term funds obtained									9,664,226
Interest payable									130,798
Shenzhen Ruifeng Baoying Asset Management Co., Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount			¥ 500,000,000
Interest rate			8.00%
Terms of transferred loans overdue			1 year
Amount of long-term funds obtained									400,000,000
Interest payable
Yuehai Asset [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable								45,250,000
Wukuang Trust Yangguang Fanhua Plan [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Principal payment								¥ 7,984,722,695
Interest rate								6.80%